Financial Risk Management - Summary of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	₩ 60,547	₩ 44,352
Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	54,090	37,689
Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	62	1,175
Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	6,395	5,488
Less Than Three months
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	44,312	23,147
Less Than Three months | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	43,438	21,374
Less Than Three months | Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	62	1,175
Less Than Three months | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	812	598
Carrying amount [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	60,052	43,858
Carrying amount [member] | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	54,090	37,689
Carrying amount [member] | Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	62	1,175
Carrying amount [member] | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	5,900	4,994
Three Months to One Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	11,357	17,775
Three Months to One Year | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	9,250	16,122
Three Months to One Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	2,107	1,653
One Year to Two Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	3,548	1,973
One Year to Two Year | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,402	193
One Year to Two Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	2,146	1,780
Two Year to Three Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	597	1,029
Two Year to Three Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	597	1,029
Three Year to Five Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	733	428
Three Year to Five Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	₩ 733	₩ 428